Segment Information - Schedule of Other Segment Items (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Segment [Line Items]
Depreciation and amortization	$ 1,000,937	$ 830,207	$ 517,074
Share-based compensation	4,766,783	$ 129,446
AA [Member]
Schedule of Other Segment [Line Items]
Depreciation and amortization	1,000,937
Share-based compensation	4,686,538
AURE [Member]
Schedule of Other Segment [Line Items]
Depreciation and amortization
Share-based compensation	$ 80,245